Schedule of investments
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.04%<<
Fixed Income Funds — 34.53%
Macquarie VIP Corporate Bond Series Service Class	18,284,140	$ 86,666,823
Macquarie VIP High Income Series Standard Class	911,831	2,680,783
Macquarie VIP Limited-Term Bond Series Service Class	7,299,259	34,744,470
		124,092,076
Global / International Equity Fund — 19.14%
Macquarie VIP International Core Equity Series Standard Class	3,884,210	68,789,356
		68,789,356
US Equity Funds — 44.37%
Macquarie VIP Core Equity Series Service Class	4,201,098	58,353,258
Macquarie VIP Growth and Income Series Standard Class	621,111	22,440,738
Macquarie VIP Growth Series Service Class	3,892,656	38,731,925
Macquarie VIP Mid Cap Growth Series Standard Class	340,232	3,157,350
Macquarie VIP Small Cap Growth Series Standard Class	522,616	3,172,279
Macquarie VIP Smid Cap Core Series Service Class	1,290,788	15,799,245
Macquarie VIP Value Series Service Class	3,817,532	17,827,876
		159,482,671
Total Affiliated Mutual Funds (cost $397,305,952)		352,364,103

	Number of shares	Value (US $)

Short-Term Investments — 1.56%
Money Market Mutual Funds — 1.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	1,406,704	$ 1,406,704
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,406,704	1,406,704
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	1,406,703	1,406,703
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	1,406,704	1,406,704
Total Short-Term Investments (cost $5,626,815)		5,626,815

Total Value of Securities—99.60% (cost $402,932,767)		357,990,918
Receivables and Other Assets Net of Liabilities—0.40%★		1,430,998
Net Assets Applicable to 83,506,915 Shares Outstanding—100.00%		$359,421,916
★	Includes $1,531,140 cash collateral held at broker for futures contracts as of March 31, 2025.
<<	Affiliated company.
The following futures contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(23)	E-Mini Russell 2000 Index	$(2,331,165)	$(2,351,111)	6/20/25	$19,946	$11,500
(97)	E-Mini S&P 500 Index	(27,418,262)	(27,431,155)	6/20/25	12,893	(146,713)
Total Futures Contracts			$(29,782,266)		$32,839	$(135,213)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
NQ- IV042 [0325] 0525 (4472066)    1

Schedule of investments
Macquarie VIP Pathfinder Moderate – Managed Volatility Series   (Unaudited)
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ- IV042 [0325] 0525 (4472066)